Business Combinations - Summary of Number of Acquisitions Completed and Details of Goodwill and Consideration (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) Acquisition	Dec. 31, 2016 EUR (€) Acquisition	Dec. 31, 2015 EUR (€) Acquisition
Disclosure of detailed information about business combination [Line Items]
Goodwill	€ 6,905	€ 7,396
Business Combinations [member]
Disclosure of detailed information about business combination [Line Items]
Goodwill	487	71	€ 3,187
Consideration	€ 2,060	€ 175	€ 7,893
Business Combinations [member] | Total Group - pre adjustment to provisiional fair values of prior year acquisitions [member]
Disclosure of detailed information about business combination [Line Items]
Number of acquisitions | Acquisition	31	21	19
Goodwill	€ 487	€ 26	€ 3,187
Consideration	2,061	167	€ 7,893
Business Combinations [member] | Adjustments To Provisional Prior Year Acquisitions [member]
Disclosure of detailed information about business combination [Line Items]
Goodwill		45
Consideration	€ (1)	€ 8
Business Combinations [member] | LH Assets [member] | Unallocated Goodwill [member]
Disclosure of detailed information about business combination [Line Items]
Number of acquisitions | Acquisition			1
Goodwill			€ 2,307
Consideration			€ 6,561
Business Combinations [member] | CRL [member] | Unallocated Goodwill [member]
Disclosure of detailed information about business combination [Line Items]
Number of acquisitions | Acquisition			1
Goodwill			€ 833
Consideration			€ 1,169
Business Combinations [member] | Europe [member]
Disclosure of detailed information about business combination [Line Items]
Number of acquisitions | Acquisition	10	8	4
Goodwill	€ 172	€ 9	€ 6
Consideration	€ 728	€ 37	€ 18
Business Combinations [member] | Americas [member]
Disclosure of detailed information about business combination [Line Items]
Number of acquisitions | Acquisition	21	13	13
Goodwill	€ 315	€ 17	€ 41
Consideration	€ 1,333	€ 130	€ 145
Business Combinations [member] | Europe Heavyside [member] | Europe [member]
Disclosure of detailed information about business combination [Line Items]
Number of acquisitions | Acquisition	8	5
Goodwill	€ 155	€ 2
Consideration	€ 698	€ 15
Business Combinations [member] | Europe Lightside [member] | Europe [member]
Disclosure of detailed information about business combination [Line Items]
Number of acquisitions | Acquisition		2	3
Goodwill		€ 7	€ 6
Consideration		€ 22	€ 17
Business Combinations [member] | Europe Distribution [member] | Europe [member]
Disclosure of detailed information about business combination [Line Items]
Number of acquisitions | Acquisition	2	1	1
Goodwill	€ 17
Consideration	€ 30		€ 1
Business Combinations [member] | Americas Materials [member] | Americas [member]
Disclosure of detailed information about business combination [Line Items]
Number of acquisitions | Acquisition	13	8	10
Goodwill	€ 239	€ 10	€ 32
Consideration	€ 1,171	€ 97	€ 80
Business Combinations [member] | Americas Products [Member] | Americas [member]
Disclosure of detailed information about business combination [Line Items]
Number of acquisitions | Acquisition	8	5	3
Goodwill	€ 76	€ 7	€ 9
Consideration	€ 162	€ 33	€ 65